UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment |_|; Amendment Number:

This Amendment (Check only one.):                |_| is a restatement.
                                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

                                 Name:   MRJ Capital, Inc.

                                 Address: c/o Iridian Asset Management LLC
                                          276 Post Road West, Westport, CT 06880

                                 13F File Number: 028-10310

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission. Person Signing this Report on Behalf of Reporting Manager:

Name: Matt Greenberg

Title: Managing Director

Phone: 203-341-9011

Signature,                               Place,             and Date of Signing:

/s/ Matt Greenberg                       Westport, CT          05/18/11
-----------------------------------      ----------------   -------------------

Report Type (Check only one.):
                                         |X|  13F HOLDINGS REPORT.
                                         |_|  13F NOTICE.
                                         |_|  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      none

Form 13F Information Table Entry Total: 62

Form 13F Information Table Value Total: $126,541,000
List of Other Included Managers:


No.  13F File Number                                         Name

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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M CO                          COM              88579Y101      374     4000 SH       SOLE                                       4000
ADVANCED AUTO PARTS            COM              00751Y106      801    12200 SH       SOLE                                      12200
AGILENT TECHNOLOGIES INC       COM              00846U101     4097    91500 SH       SOLE                                      91500
ALCOA INC COM                  COM              013817101      364    20596 SH       SOLE                                      20596
AMERICAN EAGLE OUTFITTERS      COM              02553E106      833    52400 SH       SOLE                                      52400
AMGEN INC                      COM              031162100     3196    59800 SH       SOLE                                      59800
ANADARKO PETROLEUM CORP        COM              032511107      597     7282 SH       SOLE                                       7282
AON CORP                       COM              037389103     3416    64500 SH       SOLE                                      64500
ASTORIA FINANCIAL CORP         COM              046265104      788    54820 SH       SOLE                                      54820
AT&T INC                       COM              00206R102     2170    70914 SH       SOLE                                      70914
BALL CORP                      COM              058498106     5589   155900 SH       SOLE                                     155900
BANK OF AMERICA CORP           COM              060505104     1254    94055 SH       SOLE                                      94055
BANK OF NEW YORK MELLON CORP   COM              064058100     2488    83300 SH       SOLE                                      83300
BECTON DICKINSON & CO          COM              075887109     1982    24890 SH       SOLE                                      24890
CENOVUS ENERGY INC             COM              15135U109      808    20515 SH       SOLE                                      20515
CHEVRON CORP                   COM              166764100     4949    46064 SH       SOLE                                      46064
CISCO SYSTEMS INC              COM              17275R102     1631    95100 SH       SOLE                                      95100
CIT GROUP INC                  COM              125581801     1779    41800 SH       SOLE                                      41800
CITIGROUP INC                  COM              172967101      186    42173 SH       SOLE                                      42173
CONOCOPHILLIPS                 COM              20825C104      551     6900 SH       SOLE                                       6900
CONSOL ENERGY INC              COM              20854P109     3127    58300 SH       SOLE                                      58300
CROWN HOLDINGS INC.            COM              228368106     6301   163325 SH       SOLE                                     163325
CSX CORP                       COM              126408103      299     3800 SH       SOLE                                       3800
DANAHER CORP                   COM              235851102      862    16600 SH       SOLE                                      16600
DEVON ENERGY CORP              COM              25179M103      266     2900 SH       SOLE                                       2900
DIAGEO PLC-SPON ADR            COM              25243Q205     2248    29500 SH       SOLE                                      29500
DIRECTV GROUP INC (THE)        COM              25490A101     3557    76000 SH       SOLE                                      76000
DRESSER-RAND GROUP INC         COM              261608103     4747    88530 SH       SOLE                                      88530
EBAY INC                       COM              278642103     2939    94700 SH       SOLE                                      94700
ENCANA CORP                    COM              292505104      661    19151 SH       SOLE                                      19151
FRANKLIN RESOURCES INC         COM              354613101     2893    23128 SH       SOLE                                      23128
FREEPORT-MCMORAN COPPER        COM              35671D857     2278    41000 SH       SOLE                                      41000
GENERAL DYNAMICS               COM              369550108     1608    21000 SH       SOLE                                      21000
HAMPTON ROADS BANKSHARES INC   COM              409321106       46    53698 SH       SOLE                                      53698
HEWLETT-PACKARD CO             COM              428236103     2432    59350 SH       SOLE                                      59350
HUMAN GENOME SCIENCES INC      COM              444903108     3162   115200 SH       SOLE                                     115200
IBM CORPORATION                COM              459200101     3453    21178 SH       SOLE                                      21178
INTERNATIONAL PAPER CO         COM              460146103     2327    77100 SH       SOLE                                      77100
JPMORGAN CHASE & CO            COM              46625H100     4042    87677 SH       SOLE                                      87677
KIMBERLY-CLARK CORP            COM              494368103     1051    16100 SH       SOLE                                      16100
LOCKHEED MARTIN                COM              539830109      281     3500 SH       SOLE                                       3500
MACY'S INC                     COM              55616P104     2067    85200 SH       SOLE                                      85200
MCDONALDS CORP                 COM              580135101      921    12100 SH       SOLE                                      12100
MICROSOFT CORP COM             COM              594918104     2545   100358 SH       SOLE                                     100358
MORGAN STANLEY                 COM              617446448     1707    62468 SH       SOLE                                      62468
NAVISTAR INTERNATIONAL         COM              63934E108     3543    51100 SH       SOLE                                      51100
NORTHROP GRUMMAN CORP          COM              666807102      458     7300 SH       SOLE                                       7300
PACKAGING CORP OF AMERICA      COM              695156109     3068   106200 SH       SOLE                                     106200
PRECISION CASTPARTS CORP       COM              740189105     5064    34406 SH       SOLE                                      34406
SEAGATE TECHNOLOGY             COM              G7945M107      364    25300 SH       SOLE                                      25300
SHIRE PLC-ADR                  COM              82481R106     2465    28300 SH       SOLE                                      28300
SPDR GOLD TRUST                COM              78463V107      649     4644 SH       SOLE                                       4644
STATE STREET CORP              COM              857477103     3182    70800 SH       SOLE                                      70800
TECK RESOURCES LTD-CLS B       COM              878742204      944    17800 SH       SOLE                                      17800
TEEKAY CORPORATION             COM              Y8564W103     2716    73550 SH       SOLE                                      73550
TEMPLE-INLAND INC              COM              879868107      649    27740 SH       SOLE                                      27740
THE SHERWIN-WILLIAMS CO        COM              824348106     2201    26200 SH       SOLE                                      26200
THE TRAVELERS COS INC          COM              89417E109     1915    32200 SH       SOLE                                      32200
US BANCORP                     COM              902973304     1669    63150 SH       SOLE                                      63150
VALSPAR CORP                   COM              920355104     3288    84100 SH       SOLE                                      84100
WELLS FARGO & CO               COM              949746101      346    10927 SH       SOLE                                      10927
WYNDHAM WORLDWIDE CORP         COM              98310W108      350    11000 SH       SOLE                                      11000